DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Schedule of Detailed Information of Derivative Assets
The following is a summary of the Company’s derivative assets at December 31, 2025 and 2024:

	Note	December 31, 2025	December 31, 2024
Foreign exchange contracts		$9,176	$—
Other		113	81
		$9,289	$81

Classified and presented as:
Current(1)		$8,573	$—
Non-current(2)		716	81
		$9,289	$81
(1)    Included in other current assets.
(2)     Included in other non-current assets.
Foreign exchange contracts
In accordance with its foreign currency exchange risk management program, the Company has entered into foreign exchange contracts to manage its exposure to currency risk on expenditures in CAD, Brazilian Réal (“BRL”), and Mexican Pesos (“MXN”). At December 31, 2025, the Company had in place USD:CAD, USD:BRL, and USD:MXN put and call options with the following notional amounts, weighted average rates and maturity dates:

	USD notional amount		Call options’ weighted average strike price	Put options’ weighted average strike price
Currency	Within 1 year	1-2 years
CAD	$289,000	$55,000	1.35	1.41
BRL	159,000	4,000	5.80	6.35
MXN	5,000	—	19.29	22.80
15.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(a)Derivative assets (continued)
Foreign exchange contracts (continued)
The following table summarizes the changes in the carrying amount of the foreign exchange contracts during the years ended December 31, 2025 and 2024:

	2025	2024
Net (liability) asset – beginning of year	$(54,280)	$18,072
Settlements	(6,592)	(9,625)
Change in fair value	70,030	(62,727)
Net asset (liability) – end of year	$9,158	$(54,280)
The fair value of the foreign exchange contracts at December 31, 2025 and 2024 is presented as follows:

	December 31, 2025	December 31, 2024
Net asset (liability) presented as:
Current derivative assets	$8,573	$—
Non-current derivative assets	603	—
Current derivative liabilities	(1)	(47,792)
Non-current derivative liabilities	(17)	(6,488)
	$9,158	$(54,280)

Schedule of Detailed Information of Derivative Liabilities
The following is a summary of the Company’s derivative liabilities at December 31, 2025 and 2024:

	Note	December 31, 2025	December 31, 2024
Foreign exchange contracts	15(a)	$18	$54,280
Gold contracts	15(b)(i)	58,472	20,501
Greenstone Contingent Consideration	15(b)(ii)	94,328	86,223
2025 Convertible Notes conversion option	15(b)(iii)	40,816	—
Equinox Gold warrant liability	15(b)(iv)	37,247	—
Other		—	1,931
		$230,881	$162,935

Classified and presented as:
Current		$184,171	$116,563
Non-current		46,710	46,372
		$230,881	$162,935
(i)Gold contracts
The Company did not enter into any gold contracts during the year ended December 31, 2025.
During the year ended December 31, 2024, the Company entered into gold collar contracts with a weighted average put and call strike price of $2,139 and $2,806, respectively, per ounce for a total of 367,996 notional ounces over the period from February 2024 to June 2026. At December 31, 2025, the Company had 19,998 total notional ounces remaining under its outstanding gold collar contracts with a weighted average put and call strike price of $2,100 and $3,487, respectively.
15.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(i)Gold contracts (continued)
In March 2023 and June 2023, the Company entered into financial swap agreements for gold bullion in connection with certain of the Gold Prepay Transactions (note 14(b)), whereby the Company would receive $2,170 and $2,109 per ounce in exchange for paying the spot price for 1,290 and 264 ounces per month, respectively, from October 2024 to July 2026. On October 29, 2024, the swap agreements were amended to change the effective date of the swap period to March 2025 through September 2026 and increase the total notional ounces over the swap period by 736 ounces to 34,919 ounces. Under the amended swap agreements, the Company receives a weighted average of $2,204 per ounce in exchange for paying the spot price.
The following table summarizes the changes in the carrying amount of the gold contracts during the years ended December 31, 2025 and 2024:

	2025	2024
Liability – beginning of year	$20,501	$4,009
Settlements	(50,628)	(23,482)
Change in fair value	88,599	39,974
Liability – end of year	$58,472	$20,501
The fair value of the gold contracts at December 31, 2025 and 2024 is presented as follows:

	December 31, 2025	December 31, 2024
Current derivative liabilities	$58,472	$9,871
Non-current derivative liabilities	—	10,630
	$58,472	$20,501
(ii)Greenstone Contingent Consideration
As part of the consideration for the Company’s acquisition of a 10% interest in Greenstone in April 2021, the Company assumed a contingent payment obligation to deliver 2,200 ounces of refined gold, the cash equivalent value of such refined gold, or a combination thereof, upon reaching each production milestone of 250,000 ounces, 500,000 ounces and 700,000 ounces at Greenstone. On May 13, 2024, as part of the Greenstone Acquisition (note 5(c)), the Company assumed an obligation to deliver an additional 8,911 ounces for a total of 11,111 ounces deliverable upon reaching each of the above production milestones.
On October 2, 2025, the Company paid to the counterparty $41.0 million in cash, representing the cash equivalent value of 11,111 ounces of refined gold, upon reaching the production milestone of 250,000 ounces.
The following table summarizes the changes in the carrying amount of the Greenstone Contingent Consideration during the years ended December 31, 2025 and 2024:

	Note	2025	2024
Balance – beginning of year		$86,223	$11,279
Assumed on Greenstone Acquisition	5(c)	—	51,698
Settlement		(41,044)	—
Change in fair value		49,149	23,246
Balance – end of year		$94,328	$86,223
15.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(ii)Greenstone Contingent Consideration (continued)
The fair value of the Greenstone Contingent Consideration at December 31, 2025 and 2024 is presented as follows:

	December 31, 2025	December 31, 2024
Current derivative liabilities	$47,635	$57,839
Non-current derivative liabilities	46,693	28,384
	$94,328	$86,223
(iii)2025 Convertible Notes conversion option
The following table summarizes the changes in the carrying amount of the 2025 Convertible Notes conversion option (note 13(d)) during the years ended December 31, 2025 and 2024:

	Note	2025	2024
Balance – beginning of year		$—	$—
Assumed on Calibre Acquisition	5(a), 13(d)	11,419	—
Change in fair value		29,397	—
Balance – end of year		$40,816	$—
(iv)Equinox Gold warrant liability
On closing of the Calibre Acquisition, the outstanding warrants previously issued by Calibre which became exercisable for Equinox Gold common shares (note 5(a)) (“Equinox Gold Warrants”), were recognized as derivative liabilities. The following table summarizes the changes in the Equinox Gold Warrants outstanding during the years ended December 31, 2025 and 2024:

	Note	Number of warrants	Weighted average exercise price (C$)
Outstanding – December 31, 2023 and 2024		—	$—
Assumed on Calibre Acquisition	5(a)	4,856,455	9.93
Exercised		(585,395)	6.26
Outstanding and exercisable – December 31, 2025		4,271,060	$10.43
The following table summarizes the changes in the carrying amount of the Equinox Gold Warrants during the years ended December 31, 2025 and 2024:

	Note	2025	2024
Balance – beginning of year		$—	$—
Assumed on Calibre Acquisition	5(a)	10,578	—
Exercised		(4,709)	—
Change in fair value		31,378	—
Balance – end of year		$37,247	$—